Chase Mid-Cap Growth Fund (Prospectus Summary) | Chase Mid-Cap Growth Fund
Chase Mid-Cap Growth Fund (the "Mid-Cap Fund" or "Fund")
Investment Objective
The Mid-Cap Fund's investment objective is to achieve capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Chase Mid-Cap Growth Fund	Redemption Fees (as a percentage of amount redeemed on shares held for 60 days or less)
Class N	2.00%
Institutional Class	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Chase Mid-Cap Growth Fund		Class N	Institutional Class
Management Fees		0.75%	0.75%
Shareholder Servicing Plan Fees		0.25%	none
Other Expenses (includes Shareholder Servicing Plan Fees)	[1]	1.25%	1.00%
Total Annual Fund Operating Expenses		2.00%	1.75%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.52%)	(0.52%)
Net Annual Fund Operating Expenses		1.48%	1.23%
[1]	Other expenses are estimated based upon the addition of a new class of shares - Institutional Class.
[2]	The Advisor has contractually agreed to waive a portion of its management fees and/or pay Fund expenses (excluding aquired fund fees and expenses ("AFFE")), leverage interest, taxes and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses for the Mid-Cap Fund Class N and Institutional Class to 1.48% and 1.23% of the Fund's average daily net assets, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least January 28, 2013, and may be terminated only by the Board of Trustees (the "Board") of Advisors Series Trust (the "Trust"). The Advisor may request recoupment of previously waived fees and expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
The Example is intended to help you compare the cost of investing in the Mid-Cap

Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Chase Mid-Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class N	151	577	1,030	2,286
Institutional Class	125	500	900	2,019

Portfolio Turnover.
The Mid-Cap Fund pays transaction costs, such as commissions,

when it buys and sells securities (or "turns over" its portfolio).

A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual

Fund Operating Expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio

turnover rate was 158.88% of the average value of itsportfolio.

Principal Investment Strategies
Under normal market conditions, the Mid-Cap Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of companies with medium market capitalizations (a "mid-cap company"). This policy may only be changed upon sixty (60) days' prior notice to shareholders. The

Advisor generally considers a mid-cap company to be one that has a market capitalization of between $1 billion and $15 billion. Mid-cap company stocks the

Advisor purchases for the Fund typically have earnings growth in excess of 10%

per year on a historical basis, and have demonstrated consistency of earnings growth over time. In addition, the Fund may invest a portion of its assets in

non-U.S. issuers through the use of depositary receipts, such as ADRs.

In buying and selling portfolio securities, the Advisor first screens companies for 10% or greater earnings growth over the last five years, consistency of earnings, and liquidity. The Advisor then screens the stocks for fundamental and technical characteristics, including earnings growth, return on equity,

reinvestment rate, debt level, preliminary valuation analysis, relative strength, price momentum, price volatility, unusual volume patterns, and insider transactions. The Advisor then conducts traditional fundamental security analysis to identify the most attractive buys for the Fund. The Advisor continuously reviews prices and adjusts its targets in response to changes in stock characteristics, setting buy/sell target prices for each stock. The existence of alternative securities that the Advisor considers to be more attractive is an added consideration in deciding whether to sell portfolio securities.

The Advisor expects that the Fund's investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Investment Risks
Losing a portion or all of your investment is a risk of investing in the Mid-Cap

Fund. The following additional risks could affect the value of your investment:

o Management Risk - Mid-Cap Fund's ability to achieve its investment objective depends on the Advisor's ability to correctly identify economic trends and select stocks, particularly in volatile stock markets.

o Market Risk - The value of stocks and other securities the Mid-Cap Fund holds or the overall stock market may decline over short or extended periods.

o Medium-Sized Company Risk - A mid-cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

o Non-U.S. Security Risk - The Mid-Cap Fund may invest in non-U.S. issuers through depositary receipts such as ADRs. Non-U.S. investments may involve financial, economic or political risks not ordinarily associated with the securities of U.S. issuers.

o  Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

o  Defensive Position Risk - If the Mid-Cap Fund takes a temporary defensive position in response to adverse conditions, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

The Mid-Cap Fund may be appropriate for investors who:

o  Have a long-term investment horizon;

o  Want to diversify their investment portfolio by investing in a mutual fund that invests in securities of mid-cap companies; and/or

o  Are willing to accept the greater risks of investing in a portfolio with significant common stock holdings.

Performance
The following performance information provides some indication of the risks of investing in the Mid-Cap Fund and reflects the period for which the Advisor was retained as the Fund's investment advisor (including a period during which the

Fund was organized as a different mutual fund) by showing changes in the Fund's performance from year to year since retention of the Advisor and by showing how the Fund's average annual returns for 1 and 5 years and since retention of the

Advisor compare with those of a broad measure of market performance and an index that reflects the Lipper category applicable to the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the

Fund will perform in the future. Updated performance information is available on the Fund's website at www.chasegrowthfunds.com or by calling the Fund toll-free at 1-888-861-7556.

Class N - Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the highest return for a calendar quarter was 14.26% (quarter ended 12/31/2010) and the lowest return for a calendar quarter was -25.32% (quarter ended 12/31/2008).

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Chase Mid-Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class N	Return Before Taxes	9.01%	4.57%	7.64%	Sep. 01, 2002	[1]
Class N After Taxes on Distributions	Return After Taxes on Distributions	9.01%	4.47%	7.40%	Sep. 01, 2002	[1]
Class N After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.86%	3.93%	6.72%	Sep. 01, 2002	[1]
Russell Midcap ® Growth Index	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	(1.65%)	2.44%	9.42%	Sep. 01, 2002	[1]
Lipper Mid-Cap Growth Funds Index	Lipper Mid-Cap Growth Funds Index (reflects no deduction for taxes)	(5.30%)	2.89%	8.43%	Sep. 01, 2002	[1]
[1]	Prior to September 1, 2002, the Predecessor Mid-Cap Fund was advised by a different investment advisor. Performance from January 1, 2001, the inception date of the Predecessor Mid-Cap Fund, to August 31, 2002, is not shown. Performance shown for Class N begins on September 1, 2002. The Institutional Class incepted on January 28, 2012; therefore, performance is not available at this time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or

IRAs.